Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
Note 8 -  Cash and Cash Equivalents

Composition

	December 31,
	2016	2017
	NIS millions	NIS millions
Bank balances	178	59
Call deposits	1,062	468
	1,240	527

The Group's exposure to interest rate risk and sensitivity analysis for financial assets and liabilities are disclosed in Note 21.